Share capital (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
Disclosure of number and weighted average exercise prices of share options [text block]
Share option transactions are summarized as follows:

	Number of share options (000’s)	Weighted average exercise price C$
Outstanding – December 31, 2016 *	12,010	0.48
Granted	1,900	0.52
Exercised	(1,899)	0.32
Cancelled	(1,646)	0.75
Forfeited/expired	(1,190)	1.20
Outstanding – December 31, 2017	9,175	0.38
Granted	2,290	0.55
Exercised	(1,233)	0.40
Cancelled	(1,522)	0.41
Outstanding – December 31, 2018	8,710	0.42

*The weighted average exercise price is before the exercise price adjustment applied pursuant to the Arrangement (Note
5
). The exercise prices were adjusted such that the aggregate
“
in the money” amounts for the outstanding options remained the same before and after the Arrangement.

Disclosure of range of exercise prices of outstanding share options [text block]
At December 31, 2018, the following share options were outstanding:

Number of share options (000`s)	Vested (000`s)	Exercise price per share C$	Expiry date
960	960	0.18 – 0.36	Feb – Dec 2019
1,320	1,320	0.28 – 0.32	July – Dec 2020
2,240	2,240	0.33 – 0.36	Mar – Nov 2021
1,900	1,900	0.52 – 0.62	May – Oct 2022
2,290	2,265	0.55 – 0.63	Feb – Dec 2023
8,710	8,685

Disclosure of detailed information about options exercisable [Table Text Block]
December 31, 2018
Weighted average exercise price for exercisable options	C$0.44
Weighted average share price for options exercised	C$0.60
Weighted average years to expiry for exercisable options	3.23

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]	The following weighted average assumptions were used for the Black-Scholes valuation of share options granted:

	2018	2017
Risk-free interest rate	1.91%	1.62%
Expected life of options (years)	4.7	4.6
Expected volatility	64%	72%
Expected dividend	0.00%	0.00%

Disclosure of Share purchase warrants [Text Block]
At December 31, 2018, the following share purchase warrants were outstanding:

Number of share purchase warrants (000’s)	Exercise price per share C$	Expiry date
8,655	0.55	January 10, 2022
610	0.55	January 12, 2022

Schedule of fair value per share purchase warrant [Text Block]
The
fair value per share purchase warrant was determined to be C$0.37 using the following weighted average assumptions using the Black-Scholes option pricing model:

Share price	C$0.55
Risk-free interest rate	1.01%
Expected dividend	0.00%
Expected life	5 years
Expected volatility	72%